Vista Outdoor Inc. - 10-Q The Company and Basis of Presentation	3 Months Ended
Jun. 30, 2024
Vista Outdoor Inc.
Entity Information [Line Items]
The Company and Basis of Presentation	The Company and Basis of Presentation
Nature of Operations—Vista Outdoor Inc. (together with our subsidiaries, "Vista Outdoor", "we", "our", and "us", unless the context otherwise requires) is a leading global designer, manufacturer, and marketer of outdoor recreation and shooting sports products. We operate through four reportable segments, The Kinetic Group, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology. We are headquartered in Anoka, Minnesota and have manufacturing and distribution facilities in the United States, Mexico, and Puerto Rico along with international customer service, sales and sourcing operations in Asia and Europe. We have a robust global distribution network serving customers in over 100 countries. Vista Outdoor was incorporated in Delaware in 2014.
Basis of Presentation—Our unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of the Securities and Exchange Commission ("SEC") for interim reporting. As permitted under those rules, certain disclosures and other financial information that normally are required by accounting principles generally accepted in the United States of America have been condensed or omitted. Management is responsible for the unaudited condensed consolidated financial statements included in this report, which in the opinion of management, include all adjustments necessary for a fair presentation of our financial position, results of operations, and cash flows for the periods and dates presented. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2024 (“fiscal year 2024”), which was filed with the SEC on May 29, 2024.
Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available. See our discussion of Critical Accounting Policies and Estimates in Part I, Item 2 of this Quarterly Report.